CREDIT FACILITIES	12 Months Ended
Dec. 31, 2024
Credit Facilities
CREDIT FACILITIES

16. CREDIT FACILITIES

On October 21, 2024, the subsidiary Davis Commodities Pte. Ltd., has access to trade financing facilities with an aggregate limit of S$10 million (approximately U$7,443,245) from a financial institution. These facilities include Letter of Credit, Trust Receipts, Export Letters of Credit, Bills of Exchange Purchased, Export Invoice Financing and Bulk Receivables Financing. Interest rates applicable to the facilities range from 2.00% to 2.50% per annum over the relevant reference rates (SORA In Advance for SGD denominated bills and CME Term SOFR for USD drawdowns).

The facilities are secured by a corporate guarantee executed by the Company, a fixed charge over the Company’s Sales Collection Account, a first deed of debenture over all goods and receivables financed by the bank, and an assignment and charge over contracts and proceeds financed under the facility.

As of December 31, 2024, the Company had not drawn down on any of the trade financing facilities.